Quarterly Holdings Report
for

Fidelity® Blue Chip Growth K6 Fund

April 30, 2019

BCFK6-QTLY-0619
1.9884005.101

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 17.8%
Entertainment - 4.5%
Activision Blizzard, Inc.	327,402	$15,784,050
Electronic Arts, Inc. (a)	74,364	7,038,553
Netflix, Inc. (a)	107,867	39,969,038
Nintendo Co. Ltd.	4,100	1,412,105
Nintendo Co. Ltd. ADR	16,552	713,060
Spotify Technology SA (a)	3,015	409,347
Take-Two Interactive Software, Inc. (a)	23,338	2,259,819
The Walt Disney Co.	222,269	30,444,185
Vivendi SA	58,344	1,693,484
World Wrestling Entertainment, Inc. Class A	4,982	417,741
		100,141,382
Interactive Media & Services - 13.0%
Alphabet, Inc.:
Class A (a)	128,582	154,164,675
Class C (a)	10,291	12,230,648
ANGI Homeservices, Inc. Class A (a)	113,079	1,965,313
CarGurus, Inc. Class A (a)	44,517	1,813,623
Facebook, Inc. Class A (a)	498,222	96,356,135
Momo, Inc. ADR	22,907	803,348
Pinterest, Inc. Class A	17,500	542,150
Snap, Inc. Class A (a)(b)	97,752	1,088,957
Tencent Holdings Ltd.	223,100	10,996,078
Twitter, Inc. (a)	193,794	7,734,319
		287,695,246
Media - 0.2%
Charter Communications, Inc. Class A (a)	8,016	2,975,459
Nexstar Broadcasting Group, Inc. Class A	1,800	210,690
		3,186,149
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	39,454	2,879,747

TOTAL COMMUNICATION SERVICES		393,902,524

CONSUMER DISCRETIONARY - 23.5%
Auto Components - 0.0%
Aptiv PLC	2,770	237,389
Automobiles - 0.9%
Tesla, Inc. (a)(b)	87,118	20,794,195
Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	70,510	2,029,278
Caesars Entertainment Corp. (a)	311,675	2,917,278
Chipotle Mexican Grill, Inc. (a)	2,162	1,487,542
Eldorado Resorts, Inc. (a)	98,025	4,839,494
Haidilao International Holding Ltd. (c)	209,000	804,584
Hilton Grand Vacations, Inc. (a)	82,941	2,657,430
Hilton Worldwide Holdings, Inc.	9,670	841,193
International Game Technology PLC (b)	114,794	1,679,436
Kambi Group PLC (a)	47,100	938,395
Las Vegas Sands Corp.	9,844	660,040
Marriott International, Inc. Class A	41,116	5,609,045
McDonald's Corp.	20,656	4,081,006
MGM Mirage, Inc.	51,692	1,376,558
Penn National Gaming, Inc. (a)	60,983	1,321,502
Planet Fitness, Inc. (a)	77,516	5,867,961
PlayAGS, Inc. (a)	42,436	1,023,556
Restaurant Brands International, Inc.	37,333	2,436,663
Royal Caribbean Cruises Ltd.	40,022	4,840,261
Sea Ltd. ADR (a)	360,460	8,971,849
Shake Shack, Inc. Class A (a)	46,382	2,843,217
Starbucks Corp.	41,675	3,237,314
The Stars Group, Inc. (a)	46,252	873,700
Wynn Resorts Ltd.	29,115	4,205,662
Yum! Brands, Inc.	15,364	1,603,848
		67,146,812
Household Durables - 0.5%
D.R. Horton, Inc.	51,163	2,267,033
iRobot Corp. (a)	5,198	538,201
Lennar Corp. Class A	44,666	2,323,972
Mohawk Industries, Inc. (a)	18,126	2,469,668
Roku, Inc. Class A (a)	36,817	2,341,193
		9,940,067
Internet & Direct Marketing Retail - 10.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	99,188	18,406,317
Amazon.com, Inc. (a)	86,708	167,044,683
eBay, Inc.	24,106	934,108
Etsy, Inc. (a)	32,556	2,198,832
JD.com, Inc. sponsored ADR (a)	177,270	5,365,963
MakeMyTrip Ltd. (a)	16,600	418,486
Meituan Dianping Class B	41,900	304,444
MercadoLibre, Inc. (a)	5,770	2,793,488
Ocado Group PLC (a)	16,546	293,973
Pinduoduo, Inc. ADR (b)	186,177	4,138,715
The Booking Holdings, Inc. (a)	9,296	17,243,987
Wayfair LLC Class A (a)	46,561	7,549,866
		226,692,862
Multiline Retail - 0.9%
Avenue Supermarts Ltd. (a)(c)	3,665	68,172
Big Lots, Inc.	11,500	427,340
Dollar General Corp.	8,141	1,026,499
Dollar Tree, Inc. (a)	143,625	15,982,590
Ollie's Bargain Outlet Holdings, Inc. (a)	10,074	963,477
Target Corp.	21,500	1,664,530
		20,132,608
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	119,823	2,849,391
At Home Group, Inc. (a)	182,569	4,288,546
Best Buy Co., Inc.	45,660	3,397,561
Burlington Stores, Inc. (a)	30,802	5,202,766
Carvana Co. Class A (a)(b)	32,288	2,310,529
Five Below, Inc. (a)	32,329	4,732,642
Floor & Decor Holdings, Inc. Class A (a)	62,694	3,010,566
Home Depot, Inc.	146,213	29,783,588
Lowe's Companies, Inc.	214,361	24,252,804
RH (a)(b)	53,255	5,682,841
The Children's Place Retail Stores, Inc.	10,969	1,237,523
Tiffany & Co., Inc.	28,509	3,073,840
TJX Companies, Inc.	158,892	8,719,993
Ulta Beauty, Inc. (a)	13,866	4,838,957
		103,381,547
Textiles, Apparel & Luxury Goods - 3.2%
adidas AG	28,012	7,197,923
Allbirds, Inc. (d)(e)	2,352	130,512
Canada Goose Holdings, Inc. (a)	8,826	471,309
Capri Holdings Ltd. (a)	45,153	1,990,344
Hanesbrands, Inc.	46,422	838,846
Kering SA	1,019	602,314
Levi Strauss & Co. Class A (a)	30,703	688,054
lululemon athletica, Inc. (a)	102,939	18,153,293
LVMH Moet Hennessy - Louis Vuitton SA	5,545	2,177,063
Moncler SpA	71,323	2,925,449
NIKE, Inc. Class B	221,472	19,451,886
Pagerduty, Inc.	3,376	158,334
PVH Corp.	65,049	8,390,671
Silk Road Medical, Inc.	6,746	280,903
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	63,291	2,003,793
Tapestry, Inc.	33,378	1,077,108
Tufin Software Technologies Ltd.	35,020	785,148
Under Armour, Inc. Class C (non-vtg.) (a)	134,071	2,777,951
VF Corp.	7,168	676,731
		70,777,632

TOTAL CONSUMER DISCRETIONARY		519,103,112

CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Fever-Tree Drinks PLC	108,035	4,429,193
Keurig Dr. Pepper, Inc.	106,077	3,083,658
Pernod Ricard SA	1,081	188,354
		7,701,205
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc.	223,841	6,345,892
Costco Wholesale Corp.	64,067	15,730,371
Kroger Co.	41,649	1,073,711
		23,149,974
Food Products - 0.1%
Darling International, Inc. (a)	41,758	910,742
Nestle SA (Reg. S)	2,470	237,806
Nomad Foods Ltd. (a)	20,144	418,995
The a2 Milk Co. Ltd. (a)	54,400	609,317
		2,176,860
Personal Products - 0.4%
Coty, Inc. Class A (b)	345,541	3,738,754
Estee Lauder Companies, Inc. Class A	32,838	5,641,897
		9,380,651
Tobacco - 1.4%
Altria Group, Inc.	468,565	25,457,136
JUUL Labs, Inc. Class A (d)(e)	23,134	6,327,149
		31,784,285

TOTAL CONSUMER STAPLES		74,192,975

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Berry Petroleum Corp.	42,435	482,062
Continental Resources, Inc. (a)	47,493	2,184,203
Diamondback Energy, Inc.	18,326	1,949,703
Hess Corp.	23,397	1,500,216
PDC Energy, Inc. (a)	16,094	699,928
Pioneer Natural Resources Co.	5,683	945,992
Reliance Industries Ltd.	337,042	6,740,163
Valero Energy Corp.	7,707	698,717
Whiting Petroleum Corp. (a)	154,519	4,232,275
		19,433,259
FINANCIALS - 1.9%
Banks - 0.9%
Bank of America Corp.	447,361	13,680,299
Coastal Financial Corp. of Washington (a)	3,152	50,274
HDFC Bank Ltd. sponsored ADR	1,898	217,606
ICICI Bank Ltd. sponsored ADR	40,208	460,382
IndusInd Bank Ltd.	8,949	206,421
JPMorgan Chase & Co.	39,985	4,640,259
Kotak Mahindra Bank Ltd.	38,102	758,544
		20,013,785
Capital Markets - 0.1%
Edelweiss Financial Services Ltd.	58,486	124,913
HDFC Asset Management Co. Ltd. (c)	110	2,677
TD Ameritrade Holding Corp.	46,687	2,454,802
Tradeweb Markets, Inc. Class A	9,383	377,666
		2,960,058
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	49,114	10,643,495
GDS Holdings Ltd. ADR (a)	23,882	934,503
		11,577,998
Insurance - 0.2%
eHealth, Inc. (a)	55,387	3,364,206
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	20,960	600,403
LendingTree, Inc. (a)(b)	6,178	2,377,418
		2,977,821

TOTAL FINANCIALS		40,893,868

HEALTH CARE - 11.1%
Biotechnology - 4.4%
ACADIA Pharmaceuticals, Inc. (a)	18,623	447,883
Acceleron Pharma, Inc. (a)	19,543	795,986
Agios Pharmaceuticals, Inc. (a)	21,523	1,203,566
Aimmune Therapeutics, Inc. (a)(b)	40,858	822,880
Alexion Pharmaceuticals, Inc. (a)	168,042	22,875,557
Allakos, Inc. (a)	12,230	479,538
Allogene Therapeutics, Inc.	8,952	268,112
Alnylam Pharmaceuticals, Inc. (a)	67,733	6,051,266
AnaptysBio, Inc. (a)	13,503	981,938
Arena Pharmaceuticals, Inc. (a)	27,615	1,263,386
Argenx SE ADR (a)	3,703	474,243
Array BioPharma, Inc. (a)	38,165	862,911
Ascendis Pharma A/S sponsored ADR (a)	33,250	3,703,385
Atara Biotherapeutics, Inc. (a)	10,537	354,043
BeiGene Ltd.	45,900	442,336
BeiGene Ltd. ADR (a)	10,524	1,307,397
bluebird bio, Inc. (a)	25,252	3,581,491
Blueprint Medicines Corp. (a)	7,712	583,104
CareDx, Inc. (a)	16,400	446,244
Cellectis SA sponsored ADR (a)	9,698	191,439
Cibus Corp. Series C (a)(d)(e)(f)	133,810	145,853
Coherus BioSciences, Inc. (a)	43,948	699,652
Crinetics Pharmaceuticals, Inc. (a)	20,423	529,977
Deciphera Pharmaceuticals, Inc. (a)	4,969	114,287
Denali Therapeutics, Inc. (a)(b)	57,662	1,410,989
Editas Medicine, Inc. (a)(b)	35,002	866,300
Epizyme, Inc. (a)	23,003	285,467
Exact Sciences Corp. (a)	9,232	911,106
FibroGen, Inc. (a)	28,633	1,338,020
Global Blood Therapeutics, Inc. (a)	49,922	2,765,679
Heron Therapeutics, Inc. (a)	14,321	310,479
Immunomedics, Inc. (a)	69,632	1,115,505
Intellia Therapeutics, Inc. (a)(b)	41,954	645,253
Intercept Pharmaceuticals, Inc. (a)	19,117	1,647,503
Ionis Pharmaceuticals, Inc. (a)	8,312	617,831
Ironwood Pharmaceuticals, Inc. Class A (a)	74,968	891,370
Mirati Therapeutics, Inc. (a)	12,819	762,602
Moderna, Inc. (b)	17,789	463,048
Momenta Pharmaceuticals, Inc. (a)	6,387	89,354
Natera, Inc. (a)	65,237	1,246,679
Neurocrine Biosciences, Inc. (a)	39,790	2,874,430
Portola Pharmaceuticals, Inc. (a)(b)	26,419	932,591
Principia Biopharma, Inc.	8,004	239,400
Regeneron Pharmaceuticals, Inc. (a)	20,889	7,167,851
Rubius Therapeutics, Inc.	9,814	171,647
Sage Therapeutics, Inc. (a)	34,003	5,720,325
Sarepta Therapeutics, Inc. (a)	41,918	4,901,891
Scholar Rock Holding Corp.	12,626	268,681
Synthorx, Inc.	18,615	284,810
Ultragenyx Pharmaceutical, Inc. (a)	10,475	691,350
Vertex Pharmaceuticals, Inc. (a)	43,820	7,404,704
Xencor, Inc. (a)	30,523	937,361
Zai Lab Ltd. ADR (a)	22,770	606,821
		96,195,521
Health Care Equipment & Supplies - 3.4%
Alcon, Inc. (a)	33,440	1,946,208
Align Technology, Inc. (a)	14,618	4,746,172
Atricure, Inc. (a)	14,081	422,712
Axonics Modulation Technologies, Inc. (a)	24,108	486,982
Becton, Dickinson & Co.	17,731	4,268,561
Boston Scientific Corp. (a)	639,825	23,750,304
Danaher Corp.	34,300	4,542,692
DexCom, Inc. (a)	11,626	1,407,560
Edwards Lifesciences Corp. (a)	2,706	476,445
Establishment Labs Holdings, Inc. (a)(b)	31,830	799,888
Glaukos Corp. (a)	6,127	441,941
Insulet Corp. (a)	19,242	1,659,623
Intuitive Surgical, Inc. (a)	39,781	20,313,372
iRhythm Technologies, Inc. (a)	30,402	2,319,977
Novocure Ltd. (a)	10,344	455,860
Quanterix Corp. (a)	11,186	254,146
Shockwave Medical, Inc. (a)(b)	53,856	2,294,804
Tandem Diabetes Care, Inc. (a)	38,236	2,348,073
ViewRay, Inc. (a)	42,701	297,199
Wright Medical Group NV (a)	23,987	709,296
		73,941,815
Health Care Providers & Services - 2.2%
Anthem, Inc.	2,700	710,181
Guardant Health, Inc. (b)	24,031	1,574,271
HCA Holdings, Inc.	49,997	6,361,118
Humana, Inc.	51,884	13,251,692
Notre Dame Intermedica Participacoes SA	67,300	602,784
OptiNose, Inc. (a)	47,691	475,002
UnitedHealth Group, Inc.	110,280	25,702,960
		48,678,008
Health Care Technology - 0.0%
Teladoc Health, Inc. (a)	9,546	542,976
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (a)	3,005	417,395
Thermo Fisher Scientific, Inc.	5,658	1,569,812
		1,987,207
Pharmaceuticals - 1.0%
Akcea Therapeutics, Inc. (a)	58,724	1,473,385
AstraZeneca PLC sponsored ADR	109,513	4,124,260
Bristol-Myers Squibb Co.	156,761	7,278,413
Cyclerion Therapeutics, Inc. (a)	7,497	114,179
Dova Pharmaceuticals, Inc. (a)(b)	15,313	140,880
Horizon Pharma PLC (a)	15,047	384,150
InflaRx NV (a)	15,498	714,303
Jazz Pharmaceuticals PLC (a)	23,066	2,993,275
MyoKardia, Inc. (a)	7,554	362,441
Nektar Therapeutics (a)	70,261	2,249,757
The Medicines Company (a)	34,659	1,107,355
TherapeuticsMD, Inc. (a)	74,503	320,363
Theravance Biopharma, Inc. (a)	4,049	96,569
Turning Point Therapeutics, Inc.	29,218	1,016,786
Zogenix, Inc. (a)	8,398	327,438
		22,703,554

TOTAL HEALTH CARE		244,049,081

INDUSTRIALS - 3.9%
Aerospace & Defense - 1.2%
Elbit Systems Ltd.	3,760	525,310
General Dynamics Corp.	3,600	643,392
Lockheed Martin Corp.	2,000	666,660
Northrop Grumman Corp.	1,500	434,865
The Boeing Co.	57,711	21,796,868
United Technologies Corp.	9,463	1,349,518
		25,416,613
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	18,386	1,952,961
Airlines - 0.3%
JetBlue Airways Corp. (a)	25,417	471,485
Spirit Airlines, Inc. (a)	116,771	6,350,007
United Continental Holdings, Inc. (a)	1,956	173,810
		6,995,302
Building Products - 0.0%
Masco Corp.	5,447	212,760
Commercial Services & Supplies - 0.1%
HomeServe PLC	85,572	1,210,707
Tomra Systems ASA	45,300	1,364,127
		2,574,834
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	25,935	1,286,117
MasTec, Inc. (a)	38,657	1,957,977
		3,244,094
Electrical Equipment - 0.1%
Fortive Corp.	35,674	3,080,093
Industrial Conglomerates - 0.5%
General Electric Co.	467,975	4,759,306
Honeywell International, Inc.	33,547	5,824,766
		10,584,072
Machinery - 0.5%
Deere & Co.	46,157	7,644,984
Rational AG	1,165	786,612
Xylem, Inc.	31,130	2,596,242
		11,027,838
Professional Services - 0.0%
51job, Inc. sponsored ADR (a)	2,400	221,616
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	150,633	5,023,611
Lyft, Inc. (b)	11,337	677,953
Lyft, Inc.	278,027	14,963,413
		20,664,977

TOTAL INDUSTRIALS		85,975,160

INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 0.5%
Acacia Communications, Inc. (a)	11,866	686,804
Arista Networks, Inc. (a)	22,030	6,879,749
Nokia Corp. sponsored ADR (b)	238,842	1,261,086
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	189,133	1,872,417
		10,700,056
Electronic Equipment & Components - 0.2%
Corning, Inc.	87,538	2,788,085
IPG Photonics Corp. (a)	5,433	949,308
Keysight Technologies, Inc. (a)	2,435	211,918
Zebra Technologies Corp. Class A (a)	5,126	1,082,304
		5,031,615
Internet Software & Services - 0.0%
HUYA, Inc. ADR	8,102	193,557
IT Services - 6.7%
Akamai Technologies, Inc. (a)	72,307	5,788,898
Elastic NV	21,649	1,852,072
Endava PLC ADR (a)	22,702	750,755
GoDaddy, Inc. (a)	34,052	2,775,238
Keywords Studios PLC	8,741	177,471
MasterCard, Inc. Class A	161,759	41,125,608
Netcompany Group A/S (c)	7,300	260,358
Okta, Inc. (a)	28,591	2,974,322
PayPal Holdings, Inc. (a)	217,163	24,489,472
Shopify, Inc. Class A (a)	21,881	5,320,397
Square, Inc. (a)	22,731	1,655,271
Total System Services, Inc.	4,604	470,713
Twilio, Inc. Class A (a)	6,112	838,200
Visa, Inc. Class A	336,944	55,403,702
Wix.com Ltd. (a)	28,636	3,841,806
		147,724,283
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	169,306	4,677,925
Analog Devices, Inc.	28,124	3,269,134
Applied Materials, Inc.	48,496	2,137,219
ASML Holding NV	5,047	1,053,915
Broadcom, Inc.	145,683	46,385,467
First Solar, Inc. (a)	7,200	443,016
Inphi Corp. (a)	50,396	2,301,081
Lam Research Corp.	42,403	8,795,654
Marvell Technology Group Ltd.	2,065,949	51,690,044
Microchip Technology, Inc.	4,870	486,464
Micron Technology, Inc. (a)	296,839	12,485,048
Monolithic Power Systems, Inc.	29,860	4,649,501
NVIDIA Corp.	264,064	47,795,584
NXP Semiconductors NV	223,634	23,620,223
Qualcomm, Inc.	326,189	28,094,659
Universal Display Corp. (b)	11,102	1,771,879
Xilinx, Inc.	18,612	2,236,046
		241,892,859
Software - 11.6%
Adobe, Inc. (a)	87,991	25,451,397
Altair Engineering, Inc. Class A (a)	6,477	255,453
Atlassian Corp. PLC (a)	5,698	627,635
Bilibili, Inc. ADR (a)	38,151	679,088
Blue Prism Group PLC (a)	28,200	680,297
Coupa Software, Inc. (a)	3,360	347,189
DocuSign, Inc.	42,527	2,410,005
Five9, Inc. (a)	11,921	632,647
HubSpot, Inc. (a)	9,807	1,809,293
Intuit, Inc.	17,899	4,493,723
Lightspeed POS, Inc. (a)	20,135	375,587
Microsoft Corp.	849,981	111,007,519
Nutanix, Inc. Class A (a)	800	34,552
Paycom Software, Inc. (a)	33,766	6,838,628
Pivotal Software, Inc.	53,100	1,152,270
RingCentral, Inc. (a)	37,552	4,369,926
Salesforce.com, Inc. (a)	411,254	68,000,849
ServiceNow, Inc. (a)	10,692	2,902,985
Smartsheet, Inc.	19,785	837,499
Splunk, Inc. (a)	7,142	985,882
SurveyMonkey	69,419	1,242,600
Synopsys, Inc. (a)	1,800	217,944
Tenable Holdings, Inc.	27,201	976,516
The Trade Desk, Inc. (a)	30,268	6,703,757
Workday, Inc. Class A (a)	39,570	8,136,779
Zendesk, Inc. (a)	19,577	1,718,469
Zoom Video Communications, Inc. Class A	15,000	1,087,050
Zuora, Inc.	57,536	1,271,546
		255,247,085
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	668,639	134,175,788
Western Digital Corp.	34,382	1,757,608
		135,933,396

TOTAL INFORMATION TECHNOLOGY		796,722,851

MATERIALS - 0.6%
Chemicals - 0.6%
CF Industries Holdings, Inc.	65,874	2,949,838
DowDuPont, Inc.	27,887	1,072,255
LG Chemical Ltd.	500	155,067
Nutrien Ltd.	40,701	2,207,460
Sherwin-Williams Co.	481	218,773
The Chemours Co. LLC	185,353	6,674,562
		13,277,955
Construction Materials - 0.0%
Vulcan Materials Co.	5,491	692,470

TOTAL MATERIALS		13,970,425

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (d)(e)	274,458	1,687,917
Crown Castle International Corp.	5,088	639,969
		2,327,886
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (c)	2,700	206,709
Vistra Energy Corp.	29,971	816,710
		1,023,419
TOTAL COMMON STOCKS
(Cost $1,810,110,251)		2,191,594,560

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (d)(e)	3,178,083	770,685
Series D (d)(e)	5,904,173	1,431,762
Topgolf International, Inc. Series F (a)(d)(e)	9,181	118,159
		2,320,606
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(d)(e)	11,802	231,319
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (d)(e)	928	51,495
Series B (d)(e)	163	9,045
Series C (d)(e)	1,558	86,453
		146,993
TOTAL CONSUMER DISCRETIONARY		2,698,918
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(d)(e)	337	184,797
Sweetgreen, Inc. Series H (d)(e)	211,642	2,759,812
		2,944,609
Food Products - 0.0%
Agbiome LLC Series C (d)(e)	68,700	392,964
Tobacco - 0.2%
JUUL Labs, Inc. Series E (d)(e)	12,508	3,420,938
TOTAL CONSUMER STAPLES		6,758,511
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	6,504	83,576
Generation Bio Series B (a)(d)(e)	22,400	203,616
		287,192
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(d)(e)	2,862	483,878
Starry, Inc.:
Series C (a)(d)(e)	158,250	226,298
Series D (d)(e)	296,910	424,581
		1,134,757
Software - 0.1%
Bird Rides, Inc. Series C(d)(e)	146,154	1,716,652
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	30,300	381,174
Compass, Inc. Series E (a)(d)(e)	1,181	140,031
		2,237,857
TOTAL INFORMATION TECHNOLOGY		3,372,614

TOTAL CONVERTIBLE PREFERRED STOCKS		13,117,235

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (d)(e)	499	27,690
TOTAL PREFERRED STOCKS
(Cost $9,581,232)		13,144,925

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.49% (g)	6,745,290	6,746,639
Fidelity Securities Lending Cash Central Fund 2.49% (g)(h)	38,646,967	38,650,832
TOTAL MONEY MARKET FUNDS
(Cost $45,397,471)		45,397,471
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,865,088,954)		2,250,136,956
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(43,015,726)
NET ASSETS - 100%		$2,207,121,230

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,342,500 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,436,356 or 1.0% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
Agbiome LLC Series C	6/29/18	$435,125
Allbirds, Inc.	10/9/18	$128,974
Allbirds, Inc.	10/9/18	$27,363
Allbirds, Inc. Series A	10/9/18	$50,888
Allbirds, Inc. Series B	10/9/18	$8,938
Allbirds, Inc. Series C	10/9/18	$85,434
Ant International Co. Ltd. Class C	5/16/18	$1,539,709
Bird Rides, Inc. Series C	12/21/18	$1,716,652
Cibus Corp. Series C	2/16/18	$281,001
Cloudflare, Inc. Series D, 8.00%	9/10/18	$333,300
Compass, Inc. Series E	11/3/17	$79,692
ContextLogic, Inc. Series G	10/24/17	$385,033
Generation Bio Series B	2/21/18	$204,864
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$342,963
Neutron Holdings, Inc. Series C	7/3/18	$581,081
Neutron Holdings, Inc. Series D	1/25/19	$1,431,762
Roofoods Ltd. Series F	9/12/17	$119,153
Starry, Inc. Series C	12/8/17	$145,907
Starry, Inc. Series D	3/6/19	$424,581
Sweetgreen, Inc. Series H	11/9/18	$2,759,812
The Honest Co., Inc. Series E	9/28/17	$231,376
Topgolf International, Inc. Series F	11/10/17	$127,005

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$240,204
Fidelity Securities Lending Cash Central Fund	174,537
Total	$414,741

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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